Consolidated Statements of Changes in Shareholders' Deficit ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Common Stock [Member] USD ($) shares	Common Stock [Member] CNY (¥) shares	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated other comprehensive loss [Member] USD ($)	[1]	Accumulated other comprehensive loss [Member] CNY (¥) [1]	Quhuo Limited shareholders' deficit [Member] USD ($)	Quhuo Limited shareholders' deficit [Member] CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)
Beginning balance at Dec. 31, 2017		¥ (906,826)		¥ 17		¥ 251,035		¥ (1,157,878)					¥ (906,826)
Beginning balance, shares at Dec. 31, 2017 | shares			14,972,760	14,972,760
Net loss		(44,295)						(42,614)					(42,614)		¥ (1,681)
Non-controlling interest recognized from business combination		1,336													1,336
Capital contributions from non-controlling interests of a subsidiary		4,900													4,900
Capital contributions by shareholders		28,695				28,695							28,695
Share-based compensation		89,622				89,622							89,622
Ending balance at Dec. 31, 2018		(826,568)		¥ 17		369,352		(1,200,492)					(831,123)		4,555
Ending balance, shares at Dec. 31, 2018 | shares			14,972,760	14,972,760
Net loss		(13,449)						(11,765)					(11,765)		(1,684)
Share-based compensation		64,799				64,799							64,799
Other comprehensive loss		(1,231)									¥ (1,231)		(1,231)
Ending balance at Dec. 31, 2019		(776,449)		¥ 17		434,151		(1,212,257)			(1,231)		(779,320)		2,871
Ending balance, shares at Dec. 31, 2019 | shares			14,972,760	14,972,760
Net loss	$ (859)	(5,604)						3,430					3,430		(9,034)
Non-controlling interest recognized from business combination		52,705													52,705
Share-based compensation		82,667		¥ 0		82,667		0			0		82,667		0
Other comprehensive loss	(2,086)	(13,612)									(13,612)		(13,612)
Issuance of ordinary shares in connection with initial public offering, net of offering cost		232,123		¥ 2		232,121							232,123
Issuance of ordinary shares in connection with initial public offering, net of offering cost, shares | shares			3,788,100	3,788,100
Conversion of redeemable convertible preferred shares,shares | shares			24,131,100	24,131,100
Conversion of redeemable convertible preferred shares		1,031,001		¥ 17		1,030,984							1,031,001
Ending balance at Dec. 31, 2020	$ 92,388	¥ 602,831	$ 6	¥ 36	$ 272,785	¥ 1,779,923	$ (185,261)	¥ (1,208,827)	$ (2,275)		¥ (14,843)	$ 85,255	¥ 556,289	$ 7,133	¥ 46,542
Ending balance, shares at Dec. 31, 2020 | shares			42,891,960	42,891,960

[1]	Accumulative other comprehensive loss includes only foreign currency translation adjustment for the year ended December 31, 2019 and 2020.